Share capital (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) Share shares	Dec. 31, 2019 CAD ($) Share shares
Disclosure of classes of share capital [abstract]
Number of shares issued | shares	70,344,850	55,494,015
Loss attributable to common shareholders	$ (2,021,798)	$ (1,663,674)
Stock options with dilutive effect not included in calculation of diluted earnings per share | shares	7,000,000
Warrants with dilutive effect not included in calculation of diluted earnings per share | shares	240,000
Description of maximum term of options granted for share-based payment arrangement	The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 10% of the Company's issued and outstanding common shares. Such options will be exercisable for a period of up to 5 years from the date of grant. In connection with the foregoing, the number of common shares reserved for issuance to any one optionee will not exceed five percent (5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all investor relations and technical consultants will not exceed two percent (2%) of the issued and outstanding common shares. Options may be exercised no later than 90 days following cessation of the optionee's position with the Company or 30 days following cessation of an optionee conducting investor relations activities' position.
Weighted average share price on date of option exercise	$ 1.45	$ 0.32
Number of share options granted | Share	5,625,000	2,175,000
Weighted average grant date fair value of options granted	$ 0.44	$ 0.22
Description of stock option vesting percentage	The stock options vest as to 25% on the grant date and 25% every year thereafter.
Stock-based compensation	$ 615,545	$ 515,620